Note 21 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Recurring and Nonrecurring Basis - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities available for sale:
Securities Available For Sale	$ 98,361	$ 100,226	$ 108,762
Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	98,361	100,226	108,762
Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans	3,289	3,688	5,391
Loans Held For Sale	1,673	1,608	1,611
Foreclosed real estate:
Foreclosed Real Estate	567	78
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale:
Securities Available For Sale	34,338	32,296	18,369
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	34,338	32,296	18,369
Agency Collateralized Mortgage Obligations [Member]
Securities available for sale:
Securities Available For Sale	11,462	14,385	20,241
Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	11,462	14,385	20,241
US Government Agencies Debt Securities [Member]
Securities available for sale:
Securities Available For Sale	18,533	18,120	30,914
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale		18,120	30,914
Municipal Notes [Member]
Securities available for sale:
Securities Available For Sale	32,551	33,342	36,040
Municipal Notes [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	32,551	33,342	36,040
Mutual Funds [Member]
Securities available for sale:
Securities Available For Sale	1,477	2,083	3,198
Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	1,477	2,083	3,198
Residential Mortgage Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		1,364	1,928
Foreclosed real estate:
Foreclosed Real Estate		78	466
Land Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		16	120
Commercial Real Estate Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		1,808	2,441
Commercial Business [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		349	639
Home Equity And Second Mortgage [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		151	263
Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Securities Available For Sale	1,477	2,083	3,198
Impaired loans:
Loans Held For Sale	0	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	1,477	2,083	3,198
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans	0	0	0
Loans Held For Sale	0	0	0
Foreclosed real estate:
Foreclosed Real Estate	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	0	0	0
Fair Value, Inputs, Level 1 [Member] | Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	0	0	0
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale		0	0
Fair Value, Inputs, Level 1 [Member] | Municipal Notes [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	0	0	0
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	1,477	2,083	3,198
Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Foreclosed real estate:
Foreclosed Real Estate		0	0
Fair Value, Inputs, Level 1 [Member] | Land Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Real Estate Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Business [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Fair Value, Inputs, Level 1 [Member] | Home Equity And Second Mortgage [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Securities Available For Sale	96,884	98,143	105,564
Impaired loans:
Loans Held For Sale	1,708	1,641	1,644
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	96,884	98,143	105,564
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans	0	0	0
Loans Held For Sale	1,673	1,608	1,611
Foreclosed real estate:
Foreclosed Real Estate	0	0
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	34,338	32,296	18,369
Fair Value, Inputs, Level 2 [Member] | Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	11,462	14,385	20,241
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale		18,120	30,914
Fair Value, Inputs, Level 2 [Member] | Municipal Notes [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	32,551	33,342	36,040
Fair Value, Inputs, Level 2 [Member] | Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	0	0	0
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Foreclosed real estate:
Foreclosed Real Estate		0	0
Fair Value, Inputs, Level 2 [Member] | Land Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Real Estate Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Business [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Fair Value, Inputs, Level 2 [Member] | Home Equity And Second Mortgage [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		0	0
Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Securities Available For Sale	0	0	0
Impaired loans:
Loans Held For Sale	0	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	0	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans	3,289	3,688	5,391
Loans Held For Sale	0	0	0
Foreclosed real estate:
Foreclosed Real Estate	567	78
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	0	0	0
Fair Value, Inputs, Level 3 [Member] | Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	0	0	0
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale		0	0
Fair Value, Inputs, Level 3 [Member] | Municipal Notes [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	0	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Securities Available For Sale	$ 0	0	0
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		1,364	1,928
Foreclosed real estate:
Foreclosed Real Estate		78	466
Fair Value, Inputs, Level 3 [Member] | Land Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		16	120
Fair Value, Inputs, Level 3 [Member] | Commercial Real Estate Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		1,808	2,441
Fair Value, Inputs, Level 3 [Member] | Commercial Business [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		349	639
Fair Value, Inputs, Level 3 [Member] | Home Equity And Second Mortgage [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired Loans		$ 151	$ 263